Significant accounting estimates and assumptions	12 Months Ended
Aug. 31, 2025
Significant accounting estimates and assumptions
Significant accounting estimates and assumptions

5. Significant accounting estimates and assumptions

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes can differ from these estimates.

Going concern uncertainty

In assessing whether the going concern assumption is appropriate and whether there are material uncertainties that raise substantial doubt about the Company’s ability to continue as a going concern, management must estimate future cash flows for a period of at least twelve months following the end of the reporting period by considering all relevant available information. This includes assumptions regarding liquidity management, integration of the NVG acquisition, expected improvements in cash flows, and the Company’s ability to raise additional financing. Given the difficulty in predicting future cash flows and the Company’s financing capacity in the current environment, management has concluded that material uncertainties exist that may cast substantial doubt upon the Company’s ability to continue as a going concern for at least the next twelve months.

Business combinations

The acquisition of NVG required significant estimates and assumptions in determining the fair values of assets acquired, liabilities assumed, contingent obligations, and the various forms of consideration transferred. This includes:

●	Identification and measurement of intangible assets, including customer relationships, brand, and proprietary technology, which require estimates of future cash flows, attrition rates, and discount rates.

●	Valuation of acquired inventories, which required adjustments to reflect estimated selling prices, completion costs, and expected obsolescence.

●	Fair value measurement of financial assets relating to the Real Estate Agreement (note 6) including the Proceeds receivable from related parties which is measured at FVTPL and required the use of valuation techniques.

●	Valuation of financial instruments forming part of the acquisition consideration, including the convertible notes that are issued and issuable if certain criteria are met, as well as the share consideration issuable if certain criteria are met, which required the use of valuation techniques such as discounted cash flow models and option pricing models.

●	Recognition of deferred tax liabilities arising from fair value adjustments.

●	Goodwill measurement, which represents the residual value after allocating the fair value of identifiable assets and liabilities. Goodwill is sensitive to the assumptions used in these calculations.

These estimates involve significant judgment and are subject to change during the measurement period as additional information becomes available.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The Company performed impairment testing on CGUs affected by the NVG acquisition and on historical CGUs. Management concluded that fair value less costs of disposal provides the most reliable measurement basis, using a discounted cash flow (“DCF”) analysis categorized within Level 3 of the fair value hierarchy.

As at August 31, 2025, goodwill recognized from the NVG acquisition is allocated to the NVG CGU which is expected to benefit from integration synergies. The recoverable amount is highly sensitive to the discount rates, projected cash flows, expected gross margins, and long-term growth rates used. For the year ended August 31, 2025, the Company recorded a goodwill impairment loss of $15,082,026 related to the NVG CGU. See note 7 for details.

As at August 31, 2024, all of the Company’s goodwill is allocated to the boat rental operation CGU, which represents the lowest level within the Company at which the goodwill is monitored for internal management purposes. For the year ended August 31, 2024, the Company recorded a goodwill impairment loss of $6,372,394. See note 7 for details.

The recoverable amount is sensitive to the discount rate used for the DCF model, as well as the expected future cash-inflows, gross profit and the growth rate used for extrapolation purposes. The post-tax discount rate used in the DCF is based on a weighted average cost of capital calculated using observable market-based inputs or a benchmark of a sample of representative publicly traded companies. The long-term growth rate used for extrapolation purposes is based on published research growth rates. Any reasonable negative change in the key assumptions used could cause the carrying value of the related CGU to exceed its recoverable amount.

Financial instruments measured at fair value

In measuring financial instruments at fair value, the Company makes estimates and assumptions, including estimates and assumptions about expected volatility, credit spreads, risk-free rates, estimated conversion probabilities, and timing of settlement. Financial instruments measured at fair value include instruments issued or issuable from the NVG acquisition (note 6), warrants classified as derivative liabilities (note 20) and investment in Limestone (note 10).

Provision for impairment of inventories

The carrying value of inventories acquired from NVG required significant estimation at the Acquisition Date to reflect adjustments for condition, expected sales value, obsolescence, and completion costs. Subsequent to acquisition, the Company assesses impairment based on recent sales experience, turnover rates, and expected realizable values. These estimates are inherently judgmental and subject to change.

Income tax

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

In assessing the recoverability of deferred tax assets, the Company relies on the same forecast assumptions used elsewhere in the financial statements.

Share-based payments

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instrument at the date at which they are granted. The fair value is determined by using the Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. Judgment is exercised in determining the expected life and historical volatility. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities but may impact profit or loss and equity.

Lease term

The lease term is a significant component in the measurement of both the right-of-use asset and lease liability. Judgment is exercised in determining whether there is reasonable certainty that an option to extend the lease will be exercised, when ascertaining the periods to be included in the lease term. In determining the lease term, all facts and circumstances that create an economical incentive to exercise an extension option are considered at the lease commencement date. The Company reassesses whether it is reasonably certain to exercise an extension option if there is a significant event or significant change in circumstances.

Incremental borrowing rate

Where the interest rate implicit in the lease cannot be readily determined, an incremental borrowing rate is estimated to discount future lease payments to measure the present value of the lease liability at the lease commencement date. Such a rate is based on what the Company estimates it would have to pay a third party to borrow the funds necessary to obtain an asset of a similar value to the right-of-use asset, with similar terms, security and economic environment.